Income Taxes - Schedule of Company's Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total provision for income taxes	$ 7	$ 23	$ 13	$ 27
Zapata Computing Inc [Member]
Income at U.S. statutory rate					$ (6,272)	$ (4,822)
State taxes, net of federal benefit					(497)	(738)
Foreign rate differential					6	10
Change in valuation allowance					4,289	6,085
Permanent differences					2,600	98
Tax credits					(166)	(214)
Other					60	(366)
Total provision for income taxes					$ 20	$ 53